Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue and Revenue Classified by Timing of Recognition (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Sales (by products)
Total	$ 1,039,851	$ 4,158,057
Sanitary pads [Member]
Product Sales (by products)
Revenues	936,545	2,251,713
Body and oral care products [Member]
Product Sales (by products)
Revenues	99,751	849,062
Accessories [Member]
Product Sales (by products)
Revenues		1,013,537
Others [Member]
Product Sales (by products)
Revenues	26	28,396
Licensing Fees [Member]
Product Sales (by products)
Revenues	3,529	15,349
Online [Member]
Product Sales (by products)
Revenues	16,046	2,062,202
Offline [Member]
Product Sales (by products)
Revenues	1,020,276	2,080,506
Licensing Fees One [Member]
Product Sales (by products)
Revenues	3,529	15,349
Point in time [Member]
Product Sales (by products)
Revenues	1,036,322	4,142,708
Over time [Member]
Product Sales (by products)
Revenues	$ 3,529	$ 15,349